Asset acquisition (Details)				12 Months Ended
	Oct. 31, 2022 $ / shares	Sep. 30, 2022 $ / shares shares	May 31, 2022 $ / shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 $ / shares shares	Feb. 08, 2023 shares
Asset acquisition (Details) [Line Items]
Common Shares (in Dollars per share) | $ / shares	$ 0.12		$ 0.27	$ 0.375
Total consideration (in Dollars) | $				$ 120,422,593
Issuance shares				31,806,617	31,806,617	31,806,617	10,615,650
Share Consideration (in Dollars) | $				$ 120,422,593
Stock Options				1,828,960
Replacement of options held (in Dollars) | $				$ 1,177,093	$ 288,572
Share purchase warrants				1,403,156
Replacement of warrants held (in Dollars) | $				$ 2,452,227	$ 2,633,029
Transaction costs (in Dollars) | $				3,215,444
Price per share | (per share)					$ 3.79	$ 4.8
Replacement Options [Member]
Asset acquisition (Details) [Line Items]
Total consideration (in Dollars) | $				132,294,625
Replacement of options held (in Dollars) | $				5,434,045
Replacement of warrants held (in Dollars) | $				$ 3,222,543
Shares Outstanding		14,631,709
Exchange Ratio (in Dollars per share) | $ / shares		$ 0.375
Replacement Warrants [Member]
Asset acquisition (Details) [Line Items]
Shares Outstanding		11,225,255
Exchange Ratio (in Dollars per share) | $ / shares		$ 0.375
Top of range [member] | Replacement Options [Member]
Asset acquisition (Details) [Line Items]
Share consolidation		5,489,881
Top of range [member] | Replacement Warrants [Member]
Asset acquisition (Details) [Line Items]
Share consolidation		4,209,471
Bottom of range [member] | Replacement Options [Member]
Asset acquisition (Details) [Line Items]
Share consolidation		1,828,960
Bottom of range [member] | Replacement Warrants [Member]
Asset acquisition (Details) [Line Items]
Share consolidation		1,403,156